Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial commitments by maturity [Table Text Block]
March 31, 2023	Less than 3 months	3 to 12 months	One to five years	Thereafter
Line of credit (Note 1)	$6,612,232	$-	$-	$-
Accounts payable and accrued liabilities	7,316,267	-	-	-
Loans payable to related parties	3,287,645	-	-	-
Lease liabilities	272,919	771,097	3,336,500	3,100,000
Term loan	7,246	21,835	163,594	1,309,463
Other liabilities	2,142	6,425	25,700	-
	$17,498,451	$799,357	$3,525,794	$4,409,463

Disclosure of foreign currency risk [Table Text Block]
CAD
Cash	$138,869
Accounts Receivable	$89,944
Sales tax receivable	$42,526
Prepaids and deposits	$10,988
Finance Lease Receivable	$82,000
Accounts Payable and Accrued Liabilities	$(410,321)
Related Party Loan & Interests Payable	$(4,242,071)